Condensed Consolidated Statements of Equity (Unaudited) - JPY (¥) ¥ in Millions	Total	Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Capital Stock [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Capital Surplus [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Retained Earnings Appropriated for Legal Reserve [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Unappropriated Retained Earnings [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Unappropriated Retained Earnings [Member] Effect of adopting new guidance [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Accumulated Other Comprehensive Income (Loss), Net of Taxes [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Accumulated Other Comprehensive Income (Loss), Net of Taxes [Member] Effect of adopting new guidance [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Treasury Stock, at Cost [Member]	Noncontrolling Interests [Member]	Noncontrolling Interests [Member] Effect of adopting new guidance [Member]
Effect of adopting new guidance			¥ 2,090,270	¥ 5,577,186	¥ 239,571	¥ 8,094,026		¥ (284,269)		¥ (517,236)	¥ 785,200
Balance at beginning of period at Mar. 31, 2019			2,090,270	5,577,186	239,571	8,094,026		(284,269)		(517,236)	785,200
Stock-based compensation				(2,485)
Net income attributable to Mitsubishi UFJ Financial Group	¥ 616,542					616,542
Common stock—¥11.00 per share and ¥12.50 per share in 2019 and 2020						(142,150)
Effect of adopting new guidance	16,530,039	¥ 15,545,265	2,090,270	5,580,795	239,571	8,553,535		(404,141)		(514,765)	984,774
Effect of adopting new guidance | Leases [Member]							¥ (14,883)
Effect of adopting new guidance | Measurement of credit losses on financial instruments [Member]									¥ 0			¥ 0
Purchases of shares of treasury stock										(21)
Sales of shares of treasury stock										2,449
Net decrease resulting from changes in interests in consolidated subsidiaries, consolidated VIEs, and affiliated companies										43
Initial subscriptions of noncontrolling interests											84,095
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders											115,025
Decrease in noncontrolling interests related to deconsolidation of subsidiaries											(1,880)
Net income attributable to noncontrolling interests	779										779
Dividends paid to noncontrolling interests											(7,469)
Other comprehensive income (loss), net of taxes	(107,555)							(119,872)			12,317
Other—net				6,094							(3,293)
Balance at end of period at Sep. 30, 2019	16,530,039	15,545,265	2,090,270	5,580,795	239,571	8,553,535		(404,141)		(514,765)	984,774
Balance at end of period (Leases [Member]) at Sep. 30, 2019							(14,883)
Balance at end of period (Measurement of credit losses on financial instruments [Member]) at Sep. 30, 2019									0			0
Effect of adopting new guidance	16,530,039	15,545,265	2,090,270	5,580,795	239,571	8,553,535		(404,141)		(514,765)	984,774
Effect of adopting new guidance | Leases [Member]							(14,883)
Effect of adopting new guidance | Measurement of credit losses on financial instruments [Member]									0			0
Effect of adopting new guidance	15,744,516		2,090,270	5,533,520	239,571	8,079,530		(420,417)		(505,987)	728,029
Balance at beginning of period at Mar. 31, 2020	15,744,516		2,090,270	5,533,520	239,571	8,079,530		(420,417)		(505,987)	728,029
Stock-based compensation				(2,363)
Net income attributable to Mitsubishi UFJ Financial Group	776,900					776,900
Common stock—¥11.00 per share and ¥12.50 per share in 2019 and 2020						(160,518)
Effect of adopting new guidance	15,824,539	15,221,155	2,090,270	5,528,701	239,571	8,410,074		(544,100)		(503,361)	603,384
Effect of adopting new guidance | Leases [Member]							0
Effect of adopting new guidance | Measurement of credit losses on financial instruments [Member]							(285,838)		34			(25,330)
Purchases of shares of treasury stock										(6)
Sales of shares of treasury stock										2,600
Net decrease resulting from changes in interests in consolidated subsidiaries, consolidated VIEs, and affiliated companies										32
Initial subscriptions of noncontrolling interests											426
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders											(62,515)
Decrease in noncontrolling interests related to deconsolidation of subsidiaries											(29,430)
Net income attributable to noncontrolling interests	3,105										3,105
Dividends paid to noncontrolling interests											(6,517)
Other comprehensive income (loss), net of taxes	(128,009)							(123,717)			(4,292)
Other—net				(2,456)							(92)
Balance at end of period at Sep. 30, 2020	15,824,539	15,221,155	2,090,270	5,528,701	239,571	8,410,074		(544,100)		(503,361)	603,384
Balance at end of period (Leases [Member]) at Sep. 30, 2020							0
Balance at end of period (Measurement of credit losses on financial instruments [Member]) at Sep. 30, 2020							(285,838)		34			(25,330)
Effect of adopting new guidance	¥ 15,824,539	¥ 15,221,155	¥ 2,090,270	¥ 5,528,701	¥ 239,571	¥ 8,410,074		¥ (544,100)		¥ (503,361)	¥ 603,384
Effect of adopting new guidance | Leases [Member]							0
Effect of adopting new guidance | Measurement of credit losses on financial instruments [Member]							¥ (285,838)		¥ 34			¥ (25,330)